FINANCIAL INSTRUMENTS - Fair Value of Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Credit card and loan receivables, net	$ 16,816.7	$ 17,494.5
Credit card and loan receivables held for sale	1,951.6	1,026.3
Redemption settlement assets, restricted	558.6	589.5
Other investments	291.3	254.9
Financial liabilities
Deposits	11,768.7	10,937.1
Non-recourse borrowings of consolidated securitization entities	7,626.9	8,805.3
Long-term and other debt	5,755.3	6,177.6
Carrying Amount
Financial assets
Credit card and loan receivables, net	16,816.7	17,494.5
Credit card and loan receivables held for sale	1,951.6	1,026.3
Redemption settlement assets, restricted	558.6	589.5
Other investments	291.3	254.9
Derivative instruments	3.8	16.0
Financial liabilities
Derivative instruments	0.3	3.8
Deposits	11,793.7	10,930.9
Non-recourse borrowings of consolidated securitization entities	7,651.7	8,807.3
Long-term and other debt	5,725.4	6,070.9
Fair Value.
Financial assets
Credit card and loan receivables, net	17,472.7	18,427.8
Credit card and loan receivables held for sale	1,995.5	1,067.6
Redemption settlement assets, restricted	558.6	589.5
Other investments	291.3	254.9
Derivative instruments	3.8	16.0
Financial liabilities
Derivative instruments	0.3	3.8
Deposits	11,768.7	10,937.1
Non-recourse borrowings of consolidated securitization entities	7,626.9	8,805.3
Long-term and other debt	$ 5,755.3	$ 6,177.6